Foreign translation reserve	12 Months Ended
Mar. 31, 2026
Foreign Translation Reserve
Foreign translation reserve

17.	Foreign translation reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements from functional currency to presentation currency.